AMOUNTS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Amounts Due To Related Parties
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of December 31,
	2025	2024
	US$’000	US$’000

Due to related parties
- Yin Zhan Holdings Pte Ltd(1)	598	578
Due to directors	15,818	14,497

	16,416	15,075

The entities are related parties of the Company as follows:

(1)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.